ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	March 31, 2014	December 31, 2013
Accounts payable	$711,326	$1,178,212
Accrued officers’ salary	60,000	60,000
Accrued interest	62,241	204,898
Accrued payroll taxes	62,599	62,599
	$1,275,918	$1,505,709

 Accounts payable and accrued expenses consisted of the following:

	December 31, 2013	December 31, 2012
Accounts payable	$1,178,212	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	204,898	75,408
Accrued payroll taxes	62,599	57,850
Customer deposits	-	10,000
	$1,275,918	$377,376